UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21422

 NAME OF REGISTRANT:                     Trust for Advised Portfolios



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Christopher E. Kashmerick
                                         Trust for Advised Portfolios
                                         2020 E. Financial Way, Ste.
                                         100
                                         Glendora, CA 91741

 REGISTRANT'S TELEPHONE NUMBER:          626-914-7385

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


Bramshill Income Performance Fund
--------------------------------------------------------------------------------------------------------------------------
 ALLIANZGI CONV & INC FD                                                                     Agenda Number:  935461119
--------------------------------------------------------------------------------------------------------------------------
        Security:  92838X706
    Meeting Type:  Annual
    Meeting Date:  08-Jul-2021
          Ticker:  NCVPRA
            ISIN:  US92838X7066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Deborah A. DeCotis                                        Mgmt          For                            For
       James S. MacLeod                                          Mgmt          For                            For
       George R. Aylward                                         Mgmt          For                            For
       F. Ford Drummond                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK CORPORATE HIGH YIELD FD VI INC                                                    Agenda Number:  935460193
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255P107
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2021
          Ticker:  HYT
            ISIN:  US09255P1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       R. Glenn Hubbard                                          Mgmt          For                            For
       W. Carl Kester                                            Mgmt          For                            For
       John M. Perlowski                                         Mgmt          For                            For
       Karen P. Robards                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK CREDIT ALLOCATION INCOME TRUST                                                    Agenda Number:  935460179
--------------------------------------------------------------------------------------------------------------------------
        Security:  092508100
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2021
          Ticker:  BTZ
            ISIN:  US0925081004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       J. Phillip Holloman                                       Mgmt          For                            For
       Catherine A. Lynch                                        Mgmt          For                            For
       Karen P. Robards                                          Mgmt          For                            For
       Frank J. Fabozzi                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK DEBT STRATEGIES FD INC                                                            Agenda Number:  935460193
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255R202
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2021
          Ticker:  DSU
            ISIN:  US09255R2022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       R. Glenn Hubbard                                          Mgmt          For                            For
       W. Carl Kester                                            Mgmt          For                            For
       John M. Perlowski                                         Mgmt          For                            For
       Karen P. Robards                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK LTD DURATION INCOME TR                                                            Agenda Number:  935460179
--------------------------------------------------------------------------------------------------------------------------
        Security:  09249W101
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2021
          Ticker:  BLW
            ISIN:  US09249W1018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       J. Phillip Holloman                                       Mgmt          For                            For
       Catherine A. Lynch                                        Mgmt          For                            For
       Karen P. Robards                                          Mgmt          For                            For
       Frank J. Fabozzi                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK MUNICIPAL INCOME TRUST                                                            Agenda Number:  935460181
--------------------------------------------------------------------------------------------------------------------------
        Security:  09248F109
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2021
          Ticker:  BFK
            ISIN:  US09248F1093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       J. Phillip Holloman                                       Mgmt          For                            For
       Catherine A. Lynch                                        Mgmt          For                            For
       Karen P. Robards                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK MUNIHOLDINGS FUND, INC                                                            Agenda Number:  935463062
--------------------------------------------------------------------------------------------------------------------------
        Security:  09253N104
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2021
          Ticker:  MHD
            ISIN:  US09253N1046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael J. Castellano                                     Mgmt          For                            For
       Richard E. Cavanagh                                       Mgmt          For                            For
       Cynthia L. Egan                                           Mgmt          For                            For
       Robert Fairbairn                                          Mgmt          For                            For
       Stayce Harris                                             Mgmt          For                            For
       J. Phillip Holloman                                       Mgmt          For                            For
       R. Glenn Hubbard                                          Mgmt          For                            For
       Catherine A. Lynch                                        Mgmt          For                            For
       John M. Perlowski                                         Mgmt          For                            For
       Karen P. Robards                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK MUNIVEST FUND INC                                                                 Agenda Number:  935463062
--------------------------------------------------------------------------------------------------------------------------
        Security:  09253R105
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2021
          Ticker:  MVF
            ISIN:  US09253R1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael J. Castellano                                     Mgmt          For                            For
       Richard E. Cavanagh                                       Mgmt          For                            For
       Cynthia L. Egan                                           Mgmt          For                            For
       Robert Fairbairn                                          Mgmt          For                            For
       Stayce Harris                                             Mgmt          For                            For
       J. Phillip Holloman                                       Mgmt          For                            For
       R. Glenn Hubbard                                          Mgmt          For                            For
       Catherine A. Lynch                                        Mgmt          For                            For
       John M. Perlowski                                         Mgmt          For                            For
       Karen P. Robards                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK MUNIYIELD INSURED FUND                                                            Agenda Number:  935463062
--------------------------------------------------------------------------------------------------------------------------
        Security:  09254E103
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2021
          Ticker:  MYI
            ISIN:  US09254E1038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael J. Castellano                                     Mgmt          For                            For
       Richard E. Cavanagh                                       Mgmt          For                            For
       Cynthia L. Egan                                           Mgmt          For                            For
       Robert Fairbairn                                          Mgmt          For                            For
       Stayce Harris                                             Mgmt          For                            For
       J. Phillip Holloman                                       Mgmt          For                            For
       R. Glenn Hubbard                                          Mgmt          For                            For
       Catherine A. Lynch                                        Mgmt          For                            For
       John M. Perlowski                                         Mgmt          For                            For
       Karen P. Robards                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COHEN & STEERS LIMITED                                                                      Agenda Number:  935568595
--------------------------------------------------------------------------------------------------------------------------
        Security:  19248C105
    Meeting Type:  Annual
    Meeting Date:  27-Apr-2022
          Ticker:  LDP
            ISIN:  US19248C1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Joseph M. Harvey                                          Mgmt          For                            For
       Gerald J. Maginnis                                        Mgmt          For                            For
       Daphne L. Richards                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE INSD. MUN BD FD                                                                 Agenda Number:  935446989
--------------------------------------------------------------------------------------------------------------------------
        Security:  27827X101
    Meeting Type:  Annual
    Meeting Date:  15-Jul-2021
          Ticker:  EIM
            ISIN:  US27827X1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       Mark R. Fetting                                           Mgmt          For                            For
       Valerie A. Mosley                                         Mgmt          For                            For
       William H. Park                                           Mgmt          For                            For
       Keith Quinton                                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE LIMITED DURATION INCOME FD                                                      Agenda Number:  935526864
--------------------------------------------------------------------------------------------------------------------------
        Security:  27828H105
    Meeting Type:  Annual
    Meeting Date:  13-Jan-2022
          Ticker:  EVV
            ISIN:  US27828H1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A)    DIRECTOR
       Cynthia E. Frost                                          Mgmt          For                            For
       Valerie A. Mosley                                         Mgmt          For                            For
       Scott E. Wennerholm                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST ADVISORS                                                                        Agenda Number:  935569131
--------------------------------------------------------------------------------------------------------------------------
        Security:  33738E109
    Meeting Type:  Annual
    Meeting Date:  18-Apr-2022
          Ticker:  FSD
            ISIN:  US33738E1091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class III Trustee for a                       Mgmt          For                            For
       three-year term: James A. Bowen

1.2    Election of Class III Trustee for a                       Mgmt          For                            For
       three-year term: Niel B. Nielson




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST INTERMEDIATE                                                                    Agenda Number:  935569131
--------------------------------------------------------------------------------------------------------------------------
        Security:  33718W103
    Meeting Type:  Annual
    Meeting Date:  18-Apr-2022
          Ticker:  FPF
            ISIN:  US33718W1036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class III Trustee for a                       Mgmt          For                            For
       three-year term: James A. Bowen

1.2    Election of Class III Trustee for a                       Mgmt          For                            For
       three-year term: Niel B. Nielson




--------------------------------------------------------------------------------------------------------------------------
 INVESCO SENIOR INCOME TRUST                                                                 Agenda Number:  935470714
--------------------------------------------------------------------------------------------------------------------------
        Security:  46131H107
    Meeting Type:  Annual
    Meeting Date:  23-Nov-2021
          Ticker:  VVR
            ISIN:  US46131H1077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Jack M. Fields                                            Mgmt          For                            For
       Martin L. Flanagan                                        Mgmt          For                            For
       Elizabeth Krentzman                                       Mgmt          For                            For
       Robert C. Troccoli                                        Mgmt          For                            For
       James D. Vaughn                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON                                                                                  Agenda Number:  935497506
--------------------------------------------------------------------------------------------------------------------------
        Security:  95768B107
    Meeting Type:  Annual
    Meeting Date:  22-Oct-2021
          Ticker:  HYI
            ISIN:  US95768B1070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Class I Director to serve until               Mgmt          For                            For
       the 2024 Annual Meeting of Stockholders:
       Carol L. Colman

1b.    Election of Class I Director to serve until               Mgmt          For                            For
       the 2024 Annual Meeting of Stockholders:
       Daniel P. Cronin

1c.    Election of Class I Director to serve until               Mgmt          For                            For
       the 2024 Annual Meeting of Stockholders:
       Paolo M. Cucchi

2.     To ratify the selection of                                Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Fund's
       independent registered public accountants
       for the fiscal year ending May 31, 2022.




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN AMT FREE QUALITY MUNI INC FD                                                         Agenda Number:  935470120
--------------------------------------------------------------------------------------------------------------------------
        Security:  670657105
    Meeting Type:  Annual
    Meeting Date:  04-Aug-2021
          Ticker:  NEA
            ISIN:  US6706571055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    DIRECTOR
       Jack B. Evans                                             Mgmt          For                            For
       Joanne T. Medero                                          Mgmt          For                            For
       Matthew Thornton III                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN PREFERED & CONVERTIBLE INCOME 2                                                      Agenda Number:  935556184
--------------------------------------------------------------------------------------------------------------------------
        Security:  67073D102
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2022
          Ticker:  JQC
            ISIN:  US67073D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    DIRECTOR
       William C. Hunter                                         Mgmt          For                            For
       Judith M. Stockdale                                       Mgmt          For                            For
       Carole E. Stone                                           Mgmt          For                            For
       Margaret L. Wolff                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN PREFERRED AND INC SECURITIES FD                                                      Agenda Number:  935556184
--------------------------------------------------------------------------------------------------------------------------
        Security:  67072C105
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2022
          Ticker:  JPS
            ISIN:  US67072C1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    DIRECTOR
       William C. Hunter                                         Mgmt          For                            For
       Judith M. Stockdale                                       Mgmt          For                            For
       Carole E. Stone                                           Mgmt          For                            For
       Margaret L. Wolff                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN PREFERRED AND INCOME OPP FD                                                          Agenda Number:  935556184
--------------------------------------------------------------------------------------------------------------------------
        Security:  67073B106
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2022
          Ticker:  JPC
            ISIN:  US67073B1061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    DIRECTOR
       William C. Hunter                                         Mgmt          For                            For
       Judith M. Stockdale                                       Mgmt          For                            For
       Carole E. Stone                                           Mgmt          For                            For
       Margaret L. Wolff                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN QUALITY MUNICIPAL INCOME FUND                                                        Agenda Number:  935470120
--------------------------------------------------------------------------------------------------------------------------
        Security:  67066V101
    Meeting Type:  Annual
    Meeting Date:  04-Aug-2021
          Ticker:  NAD
            ISIN:  US67066V1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    DIRECTOR
       Jack B. Evans                                             Mgmt          For                            For
       Joanne T. Medero                                          Mgmt          For                            For
       Matthew Thornton III                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN FUNDS                                                                            Agenda Number:  935470714
--------------------------------------------------------------------------------------------------------------------------
        Security:  46131J103
    Meeting Type:  Annual
    Meeting Date:  23-Nov-2021
          Ticker:  VKQ
            ISIN:  US46131J1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Jack M. Fields                                            Mgmt          For                            For
       Martin L. Flanagan                                        Mgmt          For                            For
       Elizabeth Krentzman                                       Mgmt          For                            For
       Robert C. Troccoli                                        Mgmt          For                            For
       James D. Vaughn                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN FUNDS                                                                            Agenda Number:  935470714
--------------------------------------------------------------------------------------------------------------------------
        Security:  46131M106
    Meeting Type:  Annual
    Meeting Date:  23-Nov-2021
          Ticker:  VGM
            ISIN:  US46131M1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Jack M. Fields                                            Mgmt          For                            For
       Martin L. Flanagan                                        Mgmt          For                            For
       Elizabeth Krentzman                                       Mgmt          For                            For
       Robert C. Troccoli                                        Mgmt          For                            For
       James D. Vaughn                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN FUNDS                                                                            Agenda Number:  935470714
--------------------------------------------------------------------------------------------------------------------------
        Security:  46132C107
    Meeting Type:  Annual
    Meeting Date:  23-Nov-2021
          Ticker:  VMO
            ISIN:  US46132C1071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Jack M. Fields                                            Mgmt          For                            For
       Martin L. Flanagan                                        Mgmt          For                            For
       Elizabeth Krentzman                                       Mgmt          For                            For
       Robert C. Troccoli                                        Mgmt          For                            For
       James D. Vaughn                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WELLS FARGO ADVANTAGE INCOME OPP FUND                                                       Agenda Number:  935470930
--------------------------------------------------------------------------------------------------------------------------
        Security:  94987B105
    Meeting Type:  Annual
    Meeting Date:  09-Aug-2021
          Ticker:  EAD
            ISIN:  US94987B1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       William R. Ebsworth                                       Mgmt          For                            For
       Jane A. Freeman                                           Mgmt          For                            For
       Judith M. Johnson                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WELLS FARGO ADVANTAGE INCOME OPP FUND                                                       Agenda Number:  935461397
--------------------------------------------------------------------------------------------------------------------------
        Security:  94987B105
    Meeting Type:  Special
    Meeting Date:  16-Aug-2021
          Ticker:  EAD
            ISIN:  US94987B1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To consider and approve a new investment                  Mgmt          For                            For
       advisory agreement with Wells Fargo Funds
       Management, LLC.

2.     To consider and approve a new investment                  Mgmt          For                            For
       sub-advisory agreement with Wells Capital
       Management, LLC.




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET HIGH INC OPP FD INC.                                                          Agenda Number:  935557782
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766K109
    Meeting Type:  Annual
    Meeting Date:  08-Apr-2022
          Ticker:  HIO
            ISIN:  US95766K1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class III Director to serve                   Mgmt          For                            For
       until 2025 Annual Meeting: William R.
       Hutchinson

1.2    Election of Class III Director to serve                   Mgmt          For                            For
       until 2025 Annual Meeting: Nisha Kumar

2.     To ratify the selection of                                Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Fund's
       independent registered public accountants
       for the fiscal year ending September 30,
       2022.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Advised Portfolios
By (Signature)       /s/ Christopher E Kashmerick
Name                 Christopher E Kashmerick
Title                President
Date                 08/25/2022